FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENT
Schedule of reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs

Investment in the Investee C
RMB’000
Fair value at January 1, 2013	1,716
Changes in fair value*	(1,716)
Fair value at December 31, 2013 and 2014	—
Fair value at December 31, 2014 (US$’000)	—
Investment in the Investee D
RMB’000
Fair value at January 1 and December 31, 2013	—
Investment during 2014	3,068
Changes in fair value	—
Transfers in and/or out of Level 3	—
Fair value at December 31, 2014	3,068
Fair value at December 31, 2014 (US$’000)	494

*The company has written off the investment in Investee C, given the decline in value is other-than-temporary.